Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	Howard Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35489
Entity Tax Identification Number	20-3735949
Entity Address, Address Line One	3301 Boston Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21224
City Area Code	410
Local Phone Number	750-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001390162
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HBMD
Security Exchange Name	NASDAQ